Group Subsidiaries and Holdings - Associates (Details)	12 Months Ended
Dec. 31, 2017
Armaron Bio Ltd 10
Significant and associate holdings
Effective percentage of equity owned in associates	22.94%
Dizal (Jiangsu) Pharmaceutical Co., Ltd.11
Significant and associate holdings
Effective percentage of equity owned in associates	48.30%
Apollo Therapeutics LLP 7
Significant and associate holdings
Effective percentage of equity owned in associates	25.00%
C.C.Global Chemicals Company
Significant and associate holdings
Effective percentage of equity owned in associates	37.50%
Adherium Limited
Significant and associate holdings
Effective percentage of equity owned in associates	4.62%
ADC Therapeutics Sarl 12
Significant and associate holdings
Effective percentage of equity owned in associates	7.30%
Circassia Pharmaceuticals PLC
Significant and associate holdings
Effective percentage of equity owned in associates	14.20%
Datapharm Communications Limited 7, 13
Significant and associate holdings
Effective percentage of equity owned in associates	12.50%
Entasis Therapeutics Limited 14
Significant and associate holdings
Effective percentage of equity owned in associates	18.49%
Mereo Biopharma Group PLC
Significant and associate holdings
Effective percentage of equity owned in associates	2.70%
Silence Therapeutics PLC
Significant and associate holdings
Effective percentage of equity owned in associates	0.17%
AbMed Corporation 15
Significant and associate holdings
Effective percentage of equity owned in associates	18.00%
Affinita Biotech Inc. 16
Significant and associate holdings
Effective percentage of equity owned in associates	16.23%
Albireo Pharma, Inc.
Significant and associate holdings
Effective percentage of equity owned in associates	5.71%
Biohaven Pharmaceutical Holding Company Ltd.
Significant and associate holdings
Effective percentage of equity owned in associates	0.45%
Biodesix Inc. 17
Significant and associate holdings
Effective percentage of equity owned in associates	0.07%
BlinkBio Inc.
Significant and associate holdings
Effective percentage of equity owned in associates	0.45%
Cerapedics Inc. 18
Significant and associate holdings
Effective percentage of equity owned in associates	8.80%
Corvidia Corporation 17
Significant and associate holdings
Effective percentage of equity owned in associates	19.00%
Elusys Therapeutics, Inc. 19
Significant and associate holdings
Effective percentage of equity owned in associates	7.20%
FibroGen, Inc.
Significant and associate holdings
Effective percentage of equity owned in associates	1.01%
G1 Therapeutics, Inc.
Significant and associate holdings
Effective percentage of equity owned in associates	10.41%
Hydra Biosciences Inc.
Significant and associate holdings
Effective percentage of equity owned in associates	4.27%
Inotek Pharmaceuticals Corporation
Significant and associate holdings
Effective percentage of equity owned in associates	7.05%
Millendo Therapeutics, Inc. 10
Significant and associate holdings
Effective percentage of equity owned in associates	4.42%
Moderna Therapeutics Inc. 20
Significant and associate holdings
Effective percentage of equity owned in associates	8.32%
Myotherix Inc 10
Significant and associate holdings
Effective percentage of equity owned in associates	8.27%
Nano Precision Medical, Inc.
Significant and associate holdings
Effective percentage of equity owned in associates	5.58%
PhaseBio Pharmaceuticals, Inc. 18
Significant and associate holdings
Effective percentage of equity owned in associates	14.39%
Rani Therapeutics, LLC 21
Significant and associate holdings
Effective percentage of equity owned in associates	0.97%
Regulus Therapeutics Inc.
Significant and associate holdings
Effective percentage of equity owned in associates	3.39%